United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/2011

Date of Reporting Period:  Quarter ended 01/31/2011

Item 1.                      Schedule of Investments

Federated Capital Appreciation Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.8%
		Consumer Discretionary – 9.9%
779,100		Johnson Controls, Inc.	29,909,649
496,800	[1]	Kohl's Corp.	25,227,504
172,890		McDonald's Corp.	12,736,807
679,600		Omnicom Group, Inc.	30,500,448
463,800		Starwood Hotels & Resorts Worldwide, Inc.	27,350,286
		TOTAL	125,724,694
		Consumer Staples – 7.9%
223,600		H.J. Heinz Co.	10,621,000
502,905		Nestle S.A.	27,196,292
399,000		Procter & Gamble Co.	25,188,870
595,700		The Coca-Cola Co.	37,439,745
		TOTAL	100,445,907
		Energy – 16.0%
166,200		Anadarko Petroleum Corp.	12,810,696
111,100		Apache Corp.	13,260,896
274,400		Baker Hughes, Inc.	18,799,144
425,800		Chevron Corp.	40,421,194
383,100		ConocoPhillips	27,376,326
149,500		Devon Energy Corp.	13,259,155
505,000		Exxon Mobil Corp.	40,743,400
206,700		Schlumberger Ltd.	18,394,233
810,602	[1]	Weatherford International Ltd.	19,227,480
		TOTAL	204,292,524
		Financials – 19.3%
290,400		American Express Co.	12,597,552
140,200		Avalonbay Communities, Inc.	16,253,386
1,784,300		Bank of America Corp.	24,498,439
91,600		BlackRock, Inc.	18,138,632
3,675,900	[1]	Citigroup, Inc.	17,717,838
119,700		Goldman Sachs Group, Inc.	19,585,314
869,000		J.P. Morgan Chase & Co.	39,052,860
535,500		MetLife, Inc.	24,509,835
454,000		State Street Corp.	21,210,880
473,400		SunTrust Banks, Inc.	14,405,562
678,800		U.S. Bancorp	18,327,600
631,500		Wells Fargo & Co.	20,473,230
		TOTAL	246,771,128
		Health Care – 9.2%
276,800		Allergan, Inc.	19,544,848
318,100		Cardinal Health, Inc.	13,204,331
271,900	[1]	Celgene Corp.	14,011,007
176,500	[1]	Hospira, Inc.	9,748,095
385,100	[1]	Humana, Inc.	22,324,247
306,000		Merck & Co., Inc.	10,150,020
972,700		Pfizer, Inc.	17,722,594
140,700		Shire Ltd., ADR	11,158,917
		TOTAL	117,864,059
1

Shares			Value
		Industrials – 10.4%
254,600		Caterpillar, Inc.	24,698,746
227,300		Deere & Co.	20,661,570
253,100		Fluor Corp.	17,511,989
415,300		General Electric Co.	8,364,142
189,700		Precision Castparts Corp.	27,125,203
420,800		United Technologies Corp.	34,211,040
		TOTAL	132,572,690
		Information Technology – 16.2%
299,600		Analog Devices, Inc.	11,633,468
75,000	[1]	Apple, Inc.	25,449,000
986,100	[1]	Atmel Corp.	13,351,794
498,500		Broadcom Corp.	22,477,365
25,100	[1]	Google, Inc.	15,069,036
187,400		IBM Corp.	30,358,800
23,320,000		Lenovo Group Ltd.	13,519,447
426,300		Microsoft Corp.	11,819,168
985,600		Oracle Corp.	31,568,768
208,100		Qualcomm, Inc.	11,264,453
1,916,400		Xerox Corp.	20,352,168
		TOTAL	206,863,467
		Materials – 5.6%
106,500		CF Industries Holdings, Inc.	14,381,760
121,400		Freeport-McMoran Copper & Gold, Inc.	13,202,250
236,300		Monsanto Co.	17,339,694
486,141	[1]	Solutia, Inc.	11,385,422
725,100	[1]	Stillwater Mining Co.	15,720,168
		TOTAL	72,029,294
		Telecommunication Services – 2.9%
1,345,200		Frontier Communications Corp.	12,335,484
3,541,200		Qwest Communications International, Inc.	25,248,756
		TOTAL	37,584,240
		Utilities – 1.4%
465,300		Southern Co.	17,504,586
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,070,642,549)	1,261,652,589
		MUTUAL FUND – 2.8%
35,695,525	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	35,695,525
		TOTAL INVESTMENTS — 101.6% (IDENTIFIED COST $1,106,338,074)[4]	1,297,348,114
		OTHER ASSETS AND LIABILITIES - NET — (1.6)%[5]	(19,947,532)
		TOTAL NET ASSETS — 100%	$1,277,400,582
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At January 31, 2011, the cost of investments for federal tax purposes was $1,106,338,074. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $191,010,040. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $197,267,376 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,257,336.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

2

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

3

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,172,156,220	$ —	$ —	$1,172,156,220
International	89,496,369[1]	$ —	—	89,496,369
Mutual Fund	35,695,525	—	—	35,695,525
TOTAL SECURITIES	$1,297,348,114	$ —	$ —	$1,297,348,114
1	Includes $27,566,927 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

4

Federated Kaufmann Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 93.7%
		Consumer Discretionary – 10.5%
2,603,050		Bharat Forge Ltd.	19,507,283
400,000	[1]	Cheesecake Factory, Inc.	11,804,000
6,547,669		Cia Hering	100,555,102
194,400	[1,2]	E-Commerce China Dangdang, Inc., ADR	5,501,520
4,500,000	[1,2]	General Motors Co.	164,205,000
25,000,000	[1]	Genting Singapore PLC	39,474,713
10,266,638		Golden Eagle Retail Group Ltd.	28,047,865
1,000,000	[1,3,4]	Hydrogen Corp.	21,000
22,541,903	[1]	L'Occitane International SA	60,137,570
750,000	[1]	Las Vegas Sands Corp.	34,867,500
2,011,171	[2]	National CineMedia, Inc.	35,477,056
5,041,570		New World Department Store China	3,879,797
48,800	[1]	Pandora A/S	3,114,703
11,140,400		Parkson Retail Group Ltd.	18,946,817
930,374	[1]	Penn National Gaming, Inc.	33,242,263
13,350		Rakuten, Inc.	11,743,056
10,000,000	[5]	Restoque Comercio e Confeccoes de Roupas SA	101,382,765
12,214,053	[1]	Sands China Ltd.	30,172,274
500,000	[1]	Vera Bradley, Inc.	17,197,500
200,000		Wynn Resorts Ltd.	23,266,000
1,672,820	[1]	Yoox SpA	20,498,561
		TOTAL	763,042,345
		Consumer Staples – 3.2%
1,113,600	[1]	Darling International, Inc.	15,089,280
2,008,805		Drogasil SA	14,460,938
4,765,774	[1]	Grupo Comercial Chedraui SA, de C.V.	14,728,288
11,055,794	[1]	Hypermarcas SA	131,585,802
871,442		Philip Morris International, Inc.	49,881,340
398,820	[1]	United Breweries Co., Inc.	4,190,607
		TOTAL	229,936,255
		Energy – 1.5%
600,000	[2]	Canadian Natural Resources Ltd.	26,712,000
301,000	[1]	Concho Resources, Inc.	28,971,250
500,000	[1]	Dresser-Rand Group, Inc.	22,965,000
800,000		Suncor Energy, Inc.	33,208,000
		TOTAL	111,856,250
		Financials – 17.2%
1,000,000		American Express Co.	43,380,000
5,807,636	[1]	BR Malls Participacoes	52,956,638
1,000,000	[2]	Bank of New York Mellon Corp.	31,230,000
305,200		BlackRock, Inc.	60,435,704
9,106,478	[5]	Brasil Brokers Participacoes	44,249,961
970,000	[1]	CB Richard Ellis Services, Inc.	21,524,300
24,775,000	[1,5]	CETIP SA	328,163,412
15,000,000		Chimera Investment Corp.	63,000,000

Shares or Principal Amount			Value in U.S. Dollars
573,400		DLF Ltd.	2,799,556
1	[1,3,6]	FA Private Equity Fund IV LP	801,957
400,000	[2]	Greenhill & Co., Inc.	27,768,000
6,800,250		Housing Development Finance Corp. Ltd.	93,197,937
655,307	[1]	IFM Investments Ltd., ADR	3,178,239
6,415,978		Infrastructure Development Finance Co. Ltd.	20,578,365
1	[1,3,6]	Infrastructure Fund	11,531
2,000,000		Invesco Ltd.	49,480,000
1,750,000		J.P. Morgan Chase & Co.	78,645,000
2,220,927		LPS Brasil Cons De Imoveis	48,097,102
2,100,000		Morgan Stanley	61,740,000
1,812,787		Multiplan Empreendimentos Imobiliarios SA	34,788,720
23,142,407		PT Bank Central Asia	14,451,216
1	[3,6]	Peachtree Leadscope LLC, Class A and B	0
1	[1,3,6]	Peachtree Leadscope LLC, Class C	3,250,000
1,649,700		Power Finance Corp.	8,834,213
1	[3,6]	Rocket Ventures II	0
1,658,700		Rural Electrification Corp. Ltd.	8,833,634
700,000		State Street Corp.	32,704,000
1	[3],6	Vennworks	0
2,461,635		Wells Fargo & Co.	79,806,207
1,000,000		Willis Group Holdings PLC	37,580,000
		TOTAL	1,251,485,692
		Health Care – 17.6%
6,666,275	[1,2,5]	Alkermes, Inc.	86,061,610
500,000		Allergan, Inc.	35,305,000
1,487,712	[1]	Allscripts Healthcare Solutions, Inc.	31,405,600
1,000,000	[1,2]	Amarin Corporation PLC., ADR	8,880,000
1,720,715	[1]	Amil Participacoes SA	16,608,959
1,730,000	[1]	Anadys Pharmaceuticals, Inc.	2,162,500
1	[3,6]	Apollo Investment Fund V	4,130,171
2	[1,6]	Ardais Corp.	0
262,587	[1,2]	Athenahealth, Inc.	11,275,486
300,000		Aurobindo Pharma Ltd.	7,776,084
2,075,000	[1]	Biocon Ltd.	15,764,757
460,575	[1]	Chindex International, Inc.	7,203,393
600,000	[1,3,4]	Conceptus, Inc.	8,103,000
1,339,286	[1,3]	Conceptus, Inc.	18,087,057
2,278,165	[1]	Corcept Therapeutics, Inc.	9,226,568
1,375,000	[1]	Corcept Therapeutics, Inc.	5,568,750
500,000	[1,3,6]	Cortek, Inc.	0
5,000,000	[1,5]	Cubist Pharmaceuticals, Inc.	109,700,000
1	[3,6]	Denovo Ventures I LP	1,222,180
4,600,000	[1,5]	Dexcom, Inc.	64,883,000
126,065	[1,5]	Dexcom, Inc., Restricted	1,778,147
2,000,000		Dishman Pharmaceuticals & Chemicals Ltd.	5,841,865
552,681	[1]	Durect Corp.	1,724,365
12,850,000	[1,5]	Dyax Corp.	24,415,000
2,328,374	[1,2,3]	Endologix, Inc.	13,574,420

Shares or Principal Amount			Value in U.S. Dollars
3,555,556	[1]	Endologix, Inc.	20,728,892
2,227,383	[1,5]	ExamWorks Group, Inc.	48,735,140
1,800,000	[1]	Express Scripts, Inc., Class A	101,394,000
696,200		Hikma Pharmaceuticals PLC	8,966,275
2,000,000	[1]	Hologic, Inc.	39,840,000
10,000	[1]	Human Genome Sciences, Inc.	242,600
1,500,000	[1,2]	Illumina, Inc.	104,010,000
2,116,981	[1,2]	Insulet Corp.	36,052,187
1	[3,6]	Latin Healthcare Fund	921,811
396,910	[1]	LifeWatch AG	3,678,986
1,600,000	[1]	Mylan Laboratories, Inc.	37,056,000
3,000,000	[1,2]	Nektar Therapeutics	33,630,000
1	[3,6]	Peachtree Velquest	0
5,246,193	[1,5]	Progenics Pharmaceuticals, Inc.	29,299,988
3,000,000	[1,2]	Protalix Biotherapeutics, Inc.	29,190,000
300,000	[1,2]	Regeneron Pharmaceuticals, Inc.	10,104,000
2,998,043	[1,2,5]	Repligen Corp.	15,499,882
3,082,742	[1,2]	Seattle Genetics, Inc.	50,526,141
190,400	[1]	Sinopharm Medicine Holding Co., Ltd.	672,792
2,639,300	[1,2,5]	Somaxon Pharmaceuticals, Inc.	7,970,686
274	[1,6]	Soteira, Inc.	176
3,802,277	[1]	Threshold Pharmaceuticals, Inc.	6,577,939
8,647,980	[1,5]	Vical, Inc.	17,209,480
500,000	[1,2]	Vivus, Inc.	4,475,000
6,000,000	[1]	Warner Chilcott PLC	143,940,000
712,300	[1,2]	Watson Pharmaceuticals, Inc.	38,834,596
		TOTAL	1,280,254,483
		Industrials – 19.3%
446,886		3M Co.	39,290,217
4,615,105	[1,3,4]	Amtek Engineering Ltd.	4,473,329
400,000	[1]	Atlas Air Worldwide Holdings, Inc.	20,324,000
995,500		Bharat Heavy Electricals Ltd.	47,968,745
1,000,000	[2]	CLARCOR, Inc.	43,180,000
700,000		CSX Corp.	49,420,000
350,000		Caterpillar, Inc.	33,953,500
1,600,000	[1,2]	China Ming Yang Wind Power Group Ltd., ADR	14,768,000
500,000	[1,2]	CoStar Group, Inc.	28,140,000
1,631,527		Crompton Greaves Ltd.	9,792,361
850,000		Cummins, Inc.	89,998,000
1,500,000	[2]	Danaher Corp.	69,090,000
339,100		Dover Corp.	21,736,310
190,200	[1]	Edenred	4,548,102
2,255,565		Expeditors International Washington, Inc.	114,289,479
1,400,000		FedEx Corp.	126,448,000
767,016		IESI-BFC Ltd.	18,216,630
320,800	[1,2]	IHS, Inc., Class A	26,292,768
10,182,148	[1,2]	Jet Blue Airways Corp.	61,092,888
255,100		Joy Global, Inc.	22,239,618
580,000	[1]	Kansas City Southern Industries, Inc.	28,988,400

Shares or Principal Amount			Value in U.S. Dollars
676,458		Localiza Rent A Car SA	10,165,436
400,000		MSC Industrial Direct Co.	23,772,000
4,704,116		Max India Ltd.	14,831,644
192,070	[1]	Multiplus SA	3,592,635
1,800,000	[1]	Owens Corning, Inc.	60,246,000
580,000		Precision Castparts Corp.	82,934,200
1,685,264	[1,2]	Ryanair Holdings PLC, ADR	51,501,668
2,200,000	[2]	Textron, Inc.	57,838,000
600,000		Union Pacific Corp.	56,778,000
835,000	[1,2]	United Continental Holdings, Inc.	21,209,000
637,500		United Technologies Corp.	51,828,750
2,500,000	[1]	Verisk Analytics, Inc.	84,575,000
225,000	[2]	Wabtec Corp.	12,195,000
		TOTAL	1,405,717,680
		Information Technology – 15.3%
1,000,000	[1,2]	Akamai Technologies, Inc.	48,320,000
5,392,725	[1]	Amadeus IT Holding SA	113,114,470
60,000	[1]	Apple, Inc.	20,359,200
530,000	[1,2]	Asiainfo Holdings, Inc.	11,373,800
1,668,234	[1]	Avago Technologies Ltd.	47,894,998
300,000	[1]	BMC Software, Inc.	14,310,000
780,000	[1,2]	Blackboard, Inc.	30,310,800
559,718	[1]	Booz Allen Hamilton Holding Corp.	10,444,338
2,297,267	1,	Camelot Information Systems, Inc., ADR	51,458,781
750,000	[1,2]	Check Point Software Technologies Ltd.	33,412,500
294,900	[1]	Citrix Systems, Inc.	18,631,782
2,950,000	[1]	Comverse Technology, Inc.	19,352,000
600,000	[1]	Demand Media, Inc.	12,168,000
1,059,322	[3,6]	Expand Networks Ltd.	0
87,750	[1]	Google, Inc.	52,681,590
614,600	[1]	hiSoft Technology International Ltd., ADR	18,511,752
1,500,000	[1]	Intralinks Holdings, Inc.	30,360,000
265,000	[1,2]	Longtop Financial Technologies Ltd., ADR	8,718,500
1,600,000	[2]	Microchip Technology, Inc.	58,352,000
3,806,875	[1]	Microsemi Corp.	85,616,619
2,000,000	[1]	NCR Corp.	32,800,000
2,156,725	[1]	NIC, Inc.	22,063,297
4,527,800	[1]	NXP Semiconductors NV	116,545,572
300,000	[1,2]	NetApp, Inc.	16,419,000
5,900,000	[1]	ON Semiconductor Corp.	65,195,000
1	[3,6]	Peachtree Open Networks	0
755,191	[1]	RADWARE Ltd.	28,191,280
849,173	[1,2]	RDA Microelectronics, Inc., ADR	11,412,885
600,000	[1,2]	Rubicon Technology, Inc.	10,806,000
3,751,199	[3,6]	Sensable Technologies, Inc.	0
2,964,645	[1,5]	TNS, Inc.	52,414,924
4,956,874	[1]	Telecity Group PLC	38,906,837
240,683	[1,2]	Trina Solar Ltd., ADR	6,274,606
241,744	[1]	VanceInfo Technologies, Inc., ADR	8,436,866

Shares or Principal Amount			Value in U.S. Dollars
417,730	[1,2]	VistaPrint Ltd.	21,153,847
		TOTAL	1,116,011,244
		Materials – 7.0%
255,250		BASF SE	19,633,540
500,000		Barrick Gold Corp.	23,755,000
587,534		Eastman Chemical Co.	54,558,407
500,000		Ecolab, Inc.	24,845,000
3,511,300	[1]	Greatview Aseptic Packaging Company Ltd.	2,715,671
32,306,017		Huabao International Holdings Ltd.	47,568,260
129,099,631		Lee & Man Paper Manufacturing Ltd.	89,415,070
46,781,387	[1]	Mongolian Mining Corp.	62,761,995
500,000		Newmont Mining Corp.	27,535,000
37,579,554		Nine Dragons Paper Holdings Ltd.	53,115,978
1,970,000	[1,2]	STR Holdings, Inc.	36,011,600
1,000,000	[2]	Sociedad Quimica Y Minera de Chile, ADR	53,480,000
21,081,500	[1]	Yingde Gases Group Co.	16,196,467
		TOTAL	511,591,988
		Telecommunication Services – 1.3%
1,771,638	[1,2,5]	Cbeyond Communications, Inc.	25,954,497
1,100,000		NTELOS Holdings Corp.	22,176,000
2,880,378	[1]	TW Telecom, Inc.	49,398,482
		TOTAL	97,528,979
		Utilities – 0.8%
146,559	[1]	BF Investment Ltd.	276,933
146,559	[1]	BF Utilities Ltd.	2,287,291
1,145,178	[1,3,4]	EDP Renovaveis SA	6,804,776
800,000		ITC Holdings Corp.	52,560,000
		TOTAL	61,929,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,709,317,110)	6,829,353,916
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
		TOTAL	0
		Health Care – 0.1%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	0
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	442,208
157,125	[1]	Clinical Data, Inc., 5/25/2012	35,840
797,358	[1]	Corcept Therapeutics, Inc., 4/21/2013	2,202,701
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	394,841
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	37,604
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	5,897,375
461,121	[1]	Favrille, Inc., 3/7/2011	0
1,042,038	[1]	Favrille, Inc., 11/7/2012	0
27,781	[1]	IntelliPharmaCeutics International, Inc., 11/14/2011	253
222,650	[1]	Pharmacopeia, Inc., 4/19/2012	45

Shares or Principal Amount			Value in U.S. Dollars
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/5/2014	1,675,238
		TOTAL	10,686,105
		TOTAL WARRANTS (IDENTIFIED COST $1,216,022)	10,686,105
		Preferred Stocks – 0.3%
		Energy – 0.3%
3,476,415	[1,3,4]	Credit Lyonnaise, PERCS, Series 144A	22,983,275
		Health Care – 0.0%
1,694,915	[1,3,6]	Ardais Corp., Conv. Pfd.	0
790,960	[1,3,6]	Ardais Corp., Conv. Pfd., Series C	0
446,816	[1,3,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[1,3,6]	Cortex, Inc., Pfd., Series D	0
958,744	[6]	Soteira, Inc., Pfd.	616,987
		TOTAL	616,987
		Information Technology – 0.0%
679,348	[1,3,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $45,298,894)	23,600,262
		Corporate Bonds – 0.5%
		Consumer Discretionary – 0.0%
$722,050	[6]	Hydrogen Corp., 12.00%, 8/15/2011	0
		Health Care – 0.4%
27,670,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	30,602,467
		Information Technology – 0.1%
24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	1,984,160
		TOTAL CORPORATE BONDS (IDENTIFIED COST $51,147,526)	32,586,627
		MUTUAL FUND – 1.3%
94,951,374	[5,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	94,951,374
		REPURCHASE AGREEMENT – 8.9%
$648,471,000		Interest in $5,420,000,000 joint repurchased agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,528,435,321 (purchased with proceeds from securities lending collateral). (AT COST)	648,471,000
		TOTAL INVESTMENTS — 104.8% (IDENTIFIED COST $5,550,401,926)[8]	7,639,649,284
		OTHER ASSETS AND LIABILITIES - NET — (4.8)%[9]	(347,233,517)
		TOTAL NET ASSETS — 100%	$7,292,415,767

At January 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
2/1/2011	22,730,485 Brazilian Real	$13,571,249	$(64,724)
2/1/2011	97,263,870 Hong Kong Dollar	$12,473,245	$(1,840)
2/1/2011	2,589,988 Hong Kong Dollar	$332,224	$32
2/2/2011	6,453,729 Euros	$8,839,673	$3,548
2/2/2011	278,239 Singapore Dollar	$217,459	$(34)
2/3/2011	13,859,157 Mexican Peso	$1,140,015	$(2,443)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(65,461)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$578,415,466	$648,471,000
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $86,368,667, which represented 1.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $44,369,540, which represented 0.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at January 31, 2011, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$4,130,171
Ardais Corp., Conv. Pfd.	3/2/2001 - 3/8/2001	$9,999,999	$0
Ardais Corp., Conv. Pfd., Series C	12/18/2002	$4,666,664	$0
Conceptus, Inc.	4/10/2001 - 8/11/2005	$9,500,000	$18,087,057
Cortek, Inc.	2/29/2000	$0	$0
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	$0	$0
Cortex, Inc., Pfd., Series D	6/18/2001	$0	$0
Denovo Ventures I LP	3/9/2000	$2,778,396	$1,222,180
Endologix, Inc.	12/8/2003 - 3/17/2009	$7,265,108	$13,574,420
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$497,892	$801,957
Infrastructure Fund	8/11/2000	$410,088	$11,531
Latin Healthcare Fund	11/28/2000	$0	$921,811
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	6/30/2000	$712,054	$0
Peachtree Leadscope LLC, Class C	4/30/2002	$3,000,000	$3,250,000
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$0
Rocket Ventures II	7/20/1999	$10,015,342	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Vennworks	1/6/2000	$5,000,000	$0
5	Affiliated company.

Transactions with affiliated companies and affiliated holdings during the quarter ended January 31, 2011, were as follows:

Affiliates	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2011	Value	Dividend Income
Alkermes, Inc.	9,722,273	—	3,055,998	6,666,275	$86,061,610	$ —
*Auxilium Pharmaceutical, Inc.	3,093,592	—	3,093,592	—	—	—
Brasil Brokers Participacoes	9,858,127	—	751,649	9,106,478	44,249,961	—
Cbeyond Communications, Inc.	1,771,638	—	—	1,771,638	25,954,497	—
CETIP SA	22,772,799	2,002,201	—	24,775,000	328,163,412	509,111
*Conceptus, Inc.	3,634,700	—	3,634,700	—	—	—
Conceptus, Inc.	600,000	—	—	600,000	8,103,000	—
Conceptus, Inc.	1,339,286	—	—	1,339,286	18,087,057	—
Cubist Pharmaceuticals, Inc.	7,008,000	—	2,008,000	5,000,000	109,700,000	—
Dexcom, Inc.	4,916,800	—	316,800	4,600,000	64,883,000	—
Dexcom, Inc., Restricted	126,025	—	—	126,025	1,778,147	—
Dyax Corp.	12,850,000	—	—	12,850,000	24,415,000	—
*Endologix, Inc.	5,198,050	—	2,869,676	2,328,374	13,574,420	—
*Endologix, Inc.	3,555,556	—	—	3,555,556	20,728,892	—
ExamWorks Group, Inc.	2,227,383	—	—	2,227,383	48,735,140	—
Federated Prime Value Obligations Fund, Institutional Shares	119,963,791	464,459,937	489,472,354	94,951,374	94,951,374	27,069
*Insulet Corp.	2,672,070	—	555,089	2,116,981	36,052,187	—
*Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	27,670,000	—	—	27,670,000	30,602,467	—
Progenics Pharmaceuticals, Inc.	5,246,193	—	—	5,246,193	29,299,988	—
Repligen Corp.	2,998,043	—	—	2,998,043	15,499,882	—
Restoque Comercio e Confeccoes de Roupas SA	11,570,138	—	1,570,138	10,000,000	101,382,765	2,085,571
Somaxon Pharmaceuticals	1,077,000	1,562,300	—	2,639,300	7,970,686	—
TNS, Inc.	2,964,645	—	—	2,964,645	52,414,924	—
Vical, Inc.	9,330,475	—	682,495	8,647,980	17,209,480	—
TOTAL OF AFFILIATED COMPANIES	272,166,584	468,024,438	508,010,491	232,180,531	$1,179,817,889	$2,621,751
*	At January 31, 2011, the Fund no longer has ownership of at least 5% of the voting shares.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	At January 31, 2011, the cost of investments for federal tax purposes was $5,550,173,363. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $2,089,475,921. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,311,107,292 and net unrealized depreciation from investments for those securities having an excess of cost over value of $221,631,371.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,129,947,293	$ —	$10,337,827	$4,140,285,120
International	2,689,068,796[1]	—	—	2,689,068,796
Preferred Stocks
Domestic	—	22,983,275	616,987	23,600,262
Debt Securities:	—	—	—	—
Corporate Bonds	—	32,586,627	0	32,586,627
Warrants	—	10,686,105	0	10,686,105
Mutual Fund	94,951,374	—	—	94,951,374
Repurchase Agreement	—	648,471,000	—	648,471,000
TOTAL SECURITIES	$6,913,967,463	$714,727,007	$10,954,814	$7,639,649,284
OTHER FINANCIAL INSTRUMENTS*	$(65,461)	$ —	$ —	$(65,461)
1	Includes $1,069,018,626 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.
*	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities	Investments in Preferred Stock — Domestic Securities	Investments in Corporate Bond Securities	Investments in Warrants
Balance as of November 1, 2010	$11,113,453	$493,814	$616,987	$0	$0
Change in unrealized appreciation/depreciation	(775,626)	—	—	—	—
Net purchases (sales)	—	—	—	—	—
Transfers in and/or out of Level 3	—	(493,814)[2]	—	—	—
Balance as of January 31, 2011	10,337,827	—	616,987	0	0
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2011.	$(775,626)	$ —	$ —	$ —	$ —
2	Transferred from Level 3 to Level 1 because observable market data was obtained for securities.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

Federated Kaufmann Large Cap Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 90.1%
		Consumer Discretionary – 12.6%
76,800		Best Buy Co., Inc.	2,611,200
178,700	[1]	General Motors Co.	6,520,763
2,228,700	[1]	Genting Singapore PLC	3,519,092
83,800	[1]	Kohl's Corp.	4,255,364
70,200	[1]	Las Vegas Sands Corp.	3,263,598
196,400		Lowe's Cos., Inc.	4,870,720
1,042,745	[1]	Sands China Ltd.	2,575,884
97,400		Starbucks Corp.	3,071,022
24,500		Wynn Resorts Ltd.	2,850,085
		TOTAL	33,537,728
		Consumer Staples – 3.2%
64,900		Anheuser-Busch InBev NV	3,591,190
419,273	[1]	Hypermarcas SA	4,990,177
		TOTAL	8,581,367
		Energy – 0.2%
68,000	[1]	Credit Lyonnaise	451,309
		Financials – 19.1%
106,000		American Express Co.	4,598,280
37,000		BlackRock, Inc.	7,326,740
138,400		Brookfield Asset Management, Inc., Class A	4,515,992
460,361	[1]	CETIP SA	6,097,826
29,900		Goldman Sachs Group, Inc.	4,892,238
312,500		Housing Development Finance Corp. Ltd.	4,282,836
45,300		ICICI Bank Ltd., ADR	1,963,302
195,000		Invesco Ltd.	4,824,300
124,000		J.P. Morgan Chase & Co.	5,572,560
213,700		Wells Fargo & Co.	6,928,154
		TOTAL	51,002,228
		Health Care – 13.4%
58,500	[1]	Amgen, Inc.	3,222,180
34,400		Becton, Dickinson & Co.	2,853,480
360,600		Bristol-Myers Squibb Co.	9,079,908
77,106	[1]	Express Scripts, Inc., Class A	4,343,381
141,000		Teva Pharmaceutical Industries Ltd., ADR	7,705,650
356,400	[1]	Warner Chilcott PLC	8,550,036
		TOTAL	35,754,635
		Industrials – 14.8%
49,930		C.H. Robinson Worldwide, Inc.	3,849,104
60,850		Cummins, Inc.	6,442,798
118,034		Expeditors International Washington, Inc.	5,980,783
51,260		FedEx Corp.	4,629,803
31,450		Kuehne & Nagel International AG	4,067,844
34,200		Precision Castparts Corp.	4,890,258
60,100	[1]	Ryanair Holdings PLC, ADR	1,836,656
123,900	[1]	United Continental Holdings, Inc.	3,147,060
1

Principal Amount or Shares			Value
141,150	[1]	Verisk Analytics, Inc.	4,775,105
		TOTAL	39,619,411
		Information Technology – 20.4%
311,596	[1]	Amadeus IT Holding SA	6,535,846
22,400	[1]	Apple, Inc.	7,600,768
295,500	[1]	Cisco Systems, Inc.	6,249,825
83,000	[1]	Citrix Systems, Inc.	5,243,940
8,216	[1]	Google, Inc.	4,932,557
194,200		Intel Corp.	4,167,532
77,000	[1]	Micron Technology, Inc.	811,580
125,650		Microsoft Corp.	3,483,646
356,400	[1]	NXP Semiconductors NV	9,173,736
200,000		Oracle Corp.	6,406,000
		TOTAL	54,605,430
		Materials – 6.4%
55,700		BASF SE	4,284,381
84,500		Barrick Gold Corp.	4,014,595
69,316		Ecolab, Inc.	3,444,312
3,970,076	[1]	Mongolian Mining Corp.	5,326,261
		TOTAL	17,069,549
		TOTAL COMMON STOCKS (IDENTIFIED COST $200,834,905)	240,621,657
		PREFERRED STOCK – 0.6%
		Energy – 0.6%
227,588	[1,2,3]	Credit Lyonnaise, PERCS, Series 144A (IDENTIFIED COST $1,443,113)	1,504,630
		Corporate Bond – 0.9%
		Consumer Discretionary – 0.9%
$2,743,000	[2,3]	Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013 (IDENTIFIED COST $1,897,917)	2,514,645
		MUTUAL FUND – 7.3%
19,569,991	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	19,569,991
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $223,745,926)[6]	264,210,923
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[7]	2,997,495
		TOTAL NET ASSETS — 100%	$267,208,418

At January 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
2/1/2011	89,076 Brazilian Real	$53,183	$(254)
2/1/2011	181,204 Brazilian Real	$108,188	$(516)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(770)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $4,019,275, which represented 1.5% of total net assets.

2

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $4,019,275, which represented 1.5% of total net assets.
4	Affiliated company.
5	7-Day net yield.
6	At January 31, 2011, the cost of investments for federal tax purposes was $223,260,654. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $40,950,269. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $43,652,923 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,702,654.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$155,833,836	$ —	$ —	$155,833,836
International	84,787,821[1]	—	—	84,787,821
Preferred Stock
International	—	1,504,630	—	1,504,630
Debt Securities:
Corporate Bond	—	2,514,645	—	2,514,645
Mutual Fund	19,569,991	—	—	19,569,991
TOTAL SECURITIES	$260,191,648	$4,019,275	$ —	$264,210,923
OTHER FINANCIAL INSTRUMENTS*	$(770)	$ —	$ —	$(770)
1	Includes $23,484,140 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.
*	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

4

Federated Kaufmann Small Cap Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 99.5%
		Consumer Discretionary – 16.8%
133,996	[1,2]	ASOS PLC	3,226,063
453,335	[1,2]	Ambow Education Holding Ltd., ADR	4,800,818
1,211,616	[1]	Besunyen Holdings Co., Ltd.	374,519
700,000	[1,2]	Central European Media Enterprises Ltd., Class A	12,740,000
91,600	[1]	Cheesecake Factory, Inc.	2,703,116
600,000	[1,2]	China Education Alliance, Inc.	1,356,000
200,625	[1,2]	China Xiniya Fashion Ltd., ADR	1,177,669
850,000	[1,2]	ChinaCast Education Corp.	6,409,000
48,016	[1]	Chipotle Mexican Grill, Inc.	10,511,663
452,757		Cia Hering	6,953,165
81,500	[1,2]	Country Style Cooking Restaurant Chain Co., Ltd, ADR	1,907,100
197,407		Ctrip.com International Ltd., ADR	8,125,272
374,824	[1]	Dick's Sporting Goods, Inc.	13,527,398
33,800	[1,2]	E-Commerce China Dangdang, Inc., ADR	956,540
468,600	[2]	Geox SpA	2,375,464
554,428	[1]	Gordmans Stores, Inc.	8,277,610
798,300	[1,2]	hhgregg, Inc.	14,632,839
220,600	[1]	Kid Brands, Inc.	2,009,666
250,900	[1]	LJ International, Inc.	918,294
246,400	[1,2]	Lululemon Athletica, Inc.	16,922,752
985,700	[1,2]	Mecox Lane Ltd., ADR	5,628,347
675,351	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	5,240,724
594,582	[1]	Meritage Corp.	13,651,603
11,115,865	[1]	NagaCorp Limited	2,380,958
314,225		National CineMedia, Inc.	5,542,929
549,003	[1,2]	Orient-Express Hotel Ltd.	6,675,876
188,962	[1]	Penn National Gaming, Inc.	6,751,612
3,124,335		Piaggio & C. SpA	9,849,368
87,903	[1,2]	ReachLocal, Inc.	1,916,285
89,000	[1,2]	Rue21, Inc.	2,625,500
200,000	[1]	Sally Beauty Holdings, Inc.	2,632,000
60,551	[1,2]	SodaStream International Ltd.	2,603,087
272,200	[1]	Texas Roadhouse, Inc.	4,523,964
242,564	[1]	US Auto Parts Network, Inc.	2,013,281
106,700	[1,2]	Ulta Salon Cosmetics & Fragrance, Inc.	3,952,168
585,000	[1,2]	Universal Travel Group	4,299,750
115,000	[1,2]	Vera Bradley, Inc.	3,955,425
233,400	[1]	Vitamin Shoppe Industries, Inc.	7,405,782
293,351	[1,2]	Winnebago Industries, Inc.	4,370,930
960,320	[1]	Yoox SpA	11,767,661
		TOTAL	227,692,198
		Consumer Staples – 0.6%
205,800	[1]	Darling International, Inc.	2,788,590
50,300	[1]	Fresh Market, Inc.	1,849,531
1

Shares or Principal Amount			Value in U.S. Dollars
934,116	[1]	Grupo Comercial Chedraui SA, de C.V.	2,886,819
		TOTAL	7,524,940
		Energy – 0.9%
300,000	[1,2]	L&L Energy, Inc.	2,550,000
200,000	[2]	Vermilion Energy, Inc.	9,459,230
		TOTAL	12,009,230
		Financials – 12.3%
120,000	[1]	Affiliated Managers Group	12,219,600
337,994	[1]	BR Malls Participacoes	3,081,981
267,000	[1]	BankUnited, Inc.	7,476,000
1,636,446		Brasil Brokers Participacoes	7,951,776
71,000	[2]	CBOE Holdings, Inc.	1,633,710
3,191,435	[1]	CETIP SA	42,272,945
462,963	[1,2]	China Housing & Land Development, Inc.	1,203,704
25,493	[1,3,4]	China Housing & Land Development, Inc.	66,282
491,017	[2]	Colony Financial, Inc.	9,918,543
150,000	[2]	E-House China Holdings Ltd., ADR	2,151,000
52,600	[1,2]	Green Dot Corp.	3,309,066
65,100		Greenhill & Co., Inc.	4,519,242
163,239	[1]	IFM Investments Ltd., ADR	791,709
121,178		LPS Brasil Cons De Imoveis	2,624,269
2,334,000	[1]	Manappuram General Finance & Leasing Ltd.	5,907,445
89,200		Multiplan Empreendimentos Imobiliarios SA	1,711,814
437,833	[1,2]	Netspend Holdings, Inc.	6,261,012
96,300	[2]	New York Community Bancorp, Inc.	1,764,216
4,400,000	[1]	Popular, Inc.	14,124,000
185,300	[1]	RHJ International	1,605,943
1,565,974		Rural Electrification Corp. Ltd.	8,339,809
999,400	[1]	Walker & Dunlop, Inc.	11,992,800
262,488		Willis Group Holdings PLC	9,864,299
2,150,000	[1,2]	Xinyuan Real Estate Co. Ltd, ADR	5,203,000
		TOTAL	165,994,165
		Health Care – 22.1%
244,000	[1]	3SBio, Inc., ADR	3,925,960
253,000	[1,3,4,5]	Adaltis, Inc.	0
59,000	[1,3,4,5]	Adaltis, Inc.	0
641,543	[1,5]	Adaltis, Inc.	0
478,398	[1]	Alkermes, Inc.	6,176,118
341,638	[1]	Allscripts Healthcare Solutions, Inc.	7,211,978
792,000	[1]	Amarin Corporation PLC, ADR	7,032,960
1,237,500	[1]	Anadys Pharmaceuticals, Inc.	1,546,875
206,896	[1,2]	Ardea Biosciences, Inc.	5,486,882
149,800		Aurobindo Pharma Ltd.	3,882,858
386,087	[1]	Auxilium Pharmaceutical, Inc.	8,760,314
677,000	[1]	Biocon Ltd.	5,143,489
99,140	[1]	BioMarin Pharmaceutical, Inc.	2,520,139
1,832,350	[1,6]	Catalyst Pharmaceutical Partners, Inc.	2,162,173
45,898	[1]	China Kanghui Holdings, Inc., ADR	735,286
1,292,000	[1,2]	Conceptus, Inc.	17,448,460
2

Shares or Principal Amount			Value in U.S. Dollars
346,120	[1]	Corcept Therapeutics, Inc.	1,401,786
227,300	[1,2]	Corcept Therapeutics, Inc.	920,565
1,019,819	[1]	Cubist Pharmaceuticals, Inc.	22,374,829
571,200	[1]	Dexcom, Inc.	8,056,776
769,463		Dishman Pharmaceuticals & Chemicals Ltd.	2,247,549
2,038,600	[1]	Dyax Corp.	3,873,340
14,305,776	[1,2,6]	Dynavax Technologies Corp.	42,917,328
238,636	[1]	Endologix, Inc.	1,391,248
379,810	[1,2]	ExamWorks Group, Inc.	8,310,243
218,433		Hikma Pharmaceuticals PLC	2,813,172
94,400	[1]	Illumina, Inc.	6,545,696
412,591	[1]	Insulet Corp.	7,026,425
22,967	[1]	LifeWatch AG	212,882
42,078	[1]	Masimo Corp.	1,261,288
275,000	[1]	Mylan Laboratories, Inc.	6,369,000
575,500	[1,2]	Nektar Therapeutics	6,451,355
375,000	[1,2]	Orthofix International NV	10,725,000
91,100	[1]	Palomar Medical Technologies, Inc.	1,353,746
1,233,671	[1]	Progenics Pharmaceuticals, Inc.	6,890,053
450,000	[1,2]	Protalix Biotherapeutics, Inc.	4,378,500
109,400	[1]	Qiagen NV	2,016,107
145,200	[1,2]	Regeneron Pharmaceuticals, Inc.	4,890,336
865,100	[1]	Repligen Corp.	4,472,567
675,500	[1,2]	Seattle Genetics, Inc.	11,071,445
776,200	[1,2]	Somaxon Pharmaceuticals, Inc.	2,344,124
317,200	[1]	Strides Arcolab Ltd.	2,882,160
576,945	[1]	Threshold Pharmaceuticals, Inc.	998,115
208,600	[2]	Tianyin Pharmaceutical Co., Inc.	556,962
235,700	[1,5]	Valera Pharmaceuticals, Inc.	0
235,700	[1,5]	Valera Pharmaceuticals, Inc.	0
1,458,820	[1,2]	Vical, Inc.	2,903,052
571,600	[1,2]	Vivus, Inc.	5,115,820
1,400,000	[1]	Warner Chilcott PLC	33,586,000
110,800	[1]	Watson Pharmaceuticals, Inc.	6,040,816
2,000,000	[1,2]	YM Biosciences, Inc.	4,980,000
		TOTAL	299,411,777
		Industrials – 16.7%
33,926,821	[1]	Aramex PJSC	18,842,846
100,000	[1]	Atlas Air Worldwide Holdings, Inc.	5,081,000
487,177		CLARCOR, Inc.	21,036,303
265,900	[1]	China Ming Yang Wind Power Group Ltd., ADR	2,454,257
152,416	[2]	Con-way, Inc.	5,185,192
132,300	[1,2]	CoStar Group, Inc.	7,445,844
3,310,222	[1,6]	Express-1 Expedited Solutions	10,029,973
223,000	[1]	ICF International, Inc.	5,375,415
713,900		IESI-BFC Ltd.	16,955,125
55,300	[1]	IHS, Inc., Class A	4,532,388
1,674,000	[1,6]	Innovative Solutions and Support, Inc.	9,709,200
200,000		Landstar System, Inc.	8,286,000
3

Shares or Principal Amount			Value in U.S. Dollars
415,300	[1]	MOOG, Inc., Class A	17,708,392
200,000		MSC Industrial Direct Co.	11,886,000
758,723		Max India Ltd.	2,392,184
143,863	[1]	Old Dominion Freight Line, Inc.	4,628,073
440,000	[1]	Owens Corning, Inc.	14,726,800
3,716,600	[1,2]	Satcon Technology Corp.	18,025,510
300,000	[1]	Teledyne Technologies, Inc.	14,193,000
38,133	[1,2]	Trina Solar Ltd., ADR	994,127
2,675,000	[1,2]	US Airways Group, Inc.	26,536,000
		TOTAL	226,023,629
		Information Technology – 24.9%
575,942	[1]	Amadeus IT Holding SA	12,080,604
83,900	[1]	Asiainfo Holdings, Inc.	1,800,494
112,600	[1]	AutoNavi Holdings Ltd., ADR	1,842,136
93,143	[1,2]	Blackboard, Inc.	3,619,537
95,503	[1,2]	Booz Allen Hamilton Holding Corp.	1,782,086
298,039	[1,2]	BroadSoft, Inc.	8,258,661
501,500	[1]	Camelot Information Systems, Inc., ADR	11,233,600
2,250,000	[1,6]	Cinedigm Digital Cinema Corp.	3,487,500
600,000	[1]	Commvault Systems, Inc.	18,534,000
438,000	[1]	Compellent Technologies, Inc.	12,145,740
41,500	[1,2]	Comverse Technology, Inc.	272,240
590,000	[1,2]	Constant Contact, Inc.	16,514,100
135,172	[1]	Daqo New Energy Corp., ADR	1,776,160
42,200	[1]	Demand Media, Inc.	855,816
368,400	[1,2]	Entropic Communications, Inc.	4,041,348
969,233	[1]	Envestnet, Inc.	13,811,570
422,444	[1]	Fabrinet	10,117,534
461,768	[1]	Fundtech Ltd.	7,951,645
951,600	[1]	Gilat Satellite Networks	4,910,256
493,000	[1]	hiSoft Technology International Ltd., ADR	14,849,160
400,000	[1]	InterXion Holding NV	5,640,000
303,000	[1]	Intralinks Holdings, Inc.	6,132,720
266,223	[1]	iSoftStone Holdings Ltd., ADR	5,004,992
365,441	[1]	JDA Software Group, Inc.	11,029,009
548,001	[1,2]	Jinkosolar Holding Co, Ltd., ADR	14,308,306
129,676	[1]	KVH Industries, Inc.	1,575,563
645,000	[1]	Kenexa Corp.	13,377,300
42,000	[1,2]	Longtop Financial Technologies Ltd., ADR	1,381,800
486,136	[1]	Microsemi Corp.	10,933,199
2,010,000	[1,2,6]	Mindspeed Technologies, Inc.	14,110,200
79,426	[1]	Monster Worldwide, Inc.	1,322,443
406,000	[1]	NIC, Inc.	4,153,380
1,215,020	[1]	NaviSite, Inc.	4,860,080
1,196,249	[1]	Nova Measuring Instruments Ltd.	10,766,241
425,000	[1]	ON Semiconductor Corp.	4,696,250
467,500	[1]	Parametric Technology Corp.	10,392,525
127,300	[1,2]	Perfect World Co. Ltd., ADR	2,955,906
351,500	[1,2]	Power-One, Inc.	3,761,050
4

Shares or Principal Amount			Value in U.S. Dollars
141,000	[1]	Qlik Technologies, Inc.	3,272,610
530,135	[1]	RADWARE Ltd.	19,789,940
145,261	[1]	RDA Microelectronics, Inc., ADR	1,952,308
100,000	[1,2]	Rubicon Technology, Inc.	1,801,000
500,620	[1,2,6]	Spire Corp.	2,523,125
140,000		Syntel, Inc.	7,807,800
150,725	[1]	TNS, Inc.	2,664,818
600,000	[1,2]	Take-Two Interactive Software, Inc.	7,485,000
735,744	[1]	Telecity Group PLC	5,774,904
101,400	[1,2]	TiVo, Inc.	980,538
39,993	[1]	VanceInfo Technologies, Inc., ADR	1,395,756
62,657	[1]	VistaPrint Ltd.	3,172,950
1,823,500	[1]	WebMediaBrands, Inc.	2,662,310
		TOTAL	337,568,210
		Materials – 3.5%
200,000		Eagle Materials, Inc.	5,800,000
156,000		Eastman Chemical Co.	14,486,160
600,000	[1]	Greatview Aseptic Packaging Co., Ltd.	464,046
2,446,700		Huabao International Holdings Ltd.	3,602,588
1,656,500		Nine Dragons Paper Holdings Ltd.	2,341,343
211,700	[1,2]	STR Holdings, Inc.	3,869,876
999,950	[1,2]	Thompson Creek Metals Co., Inc.	13,539,323
3,733,000	[1]	Yingde Gases Group Co.	2,867,984
		TOTAL	46,971,320
		Telecommunication Services – 1.4%
94,400	[1]	AboveNet, Inc.	5,622,464
61,299		Atlantic Telephone Network, Inc.	2,289,518
171,400		NTELOS Holdings Corp.	3,455,424
432,056	[1,2]	TW Telecom, Inc.	7,409,760
		TOTAL	18,777,166
		Utilities – 0.3%
68,160		ITC Holdings Corp.	4,478,112
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,060,135,422)	1,346,450,747
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
160,372	[1]	Point Therapeutics, Inc.	21
		Financials – 0.0%
138,889	[1]	China Housing & Land Development, Inc.	45,473
		Health Care – 0.1%
224,540	[1,5]	Adaltis, Inc.	0
131,950	[1]	Anadys Pharmaceuticals, Inc.	110,247
20,850	[1]	Clinical Data, Inc.	4,756
121,142	[1]	Corcept Therapeutics, Inc.	334,655
144,960	[1]	Cortex Pharmaceuticals, Inc.	109
446,014	[1,6]	Dynavax Technologies Corp.	956,477
201,055	[1]	Medicure, Inc.	0
5

Shares or Principal Amount			Value in U.S. Dollars
257,688	[1]	Threshold Pharmaceuticals, Inc.	251,890
		TOTAL	1,658,134
		TOTAL WARRANTS (IDENTIFIED COST $175,031)	1,703,628
		Corporate Bond – 0.8%
		Consumer Discretionary – 0.8%
$11,700,000	[3,4]	Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013 (IDENTIFIED COST $8,031,676)	10,725,975
		Repurchase Agreement – 16.7%
226,051,000		Interest in $5,420,000,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,528,435,321 (purchased with proceeds from securities lending collateral). (AT COST)	226,051,000
		TOTAL INVESTMENTS — 117.1% (IDENTIFIED COST $1,294,393,129)[7]	1,584,931,350
		OTHER ASSETS AND LIABILITIES - NET — (17.1)%[8]	(231,380,739)
		TOTAL NET ASSETS — 100%	$1,353,550,611

At January 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/1/2011	1,154,081 Hong Kong Dollar	$148,037	$(14)
2/1/2011	14,811,885 Mexican Peso	$1,216,482	$4,512
2/2/2011	366,327 Singapore Dollar	$286,305	$45
2/2/2011	366,327 Singapore Dollar	$286,305	$45
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$4,588

Net Unrealized Appreciation on Foreign Exchange Contracts is Included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$216,906,833	$226,051,000
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $10,792,257, which represented 0.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $10,792,257, which represented 0.8% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.

6

Transactions involving affiliated holdings during the quarter ended January 31, 2011, were as follows:

Affiliates	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2011	Value	Dividend Income
Catalyst Pharmaceutical Partners, Inc.	1,832,350	—	—	1,832,350	$2,162,173	$ —
Cinedigm Digital Cinema Corp.	2,103,508	146,492	—	2,250,000	3,487,500	—
Dynavax Technologies Corp.	13,520,000	785,776	—	14,305,776	42,917,328	—
Dynavax Technologies Corp.	446,014	—	—	446,014	956,477	—
Express-1 Expedited Solutions	3,009,300	300,922	—	3,310,222	10,029,973	—
Innovative Solutions and Support, Inc.	1,674,000	—	—	1,674,000	9,709,200	—
Mindspeed Technologies, Inc.	2,010,000	—	—	2,010,000	14,110,200	—
Spire Corp.	500,620	—	—	500,620	2,523,125	—
TOTAL OF AFFILIATED COMPANIES	25,095,792	1,233,190	—	26,328,982	85,895,976	$ —
7	At January 31, 2011, the cost of investments for federal tax purposes was $1,294,094,262. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $290,837,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $378,983,555 and net unrealized depreciation from investments for those securities having an excess of cost over value of $88,146,467.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
7

    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$853,105,640	$ —	$ —	$853,105,640
International	493,345,107*	—	—	493,345,107
Debt Securities:
Corporate Bond	—	10,725,975	—	10,725,975
Warrants	—	1,703,628	—	1,703,628
Repurchase Agreement	—	226,051,000	—	226,051,000
TOTAL SECURITIES	$1,346,450,747	$238,480,603	$ —	$1,584,931,350
OTHER FINANCIAL INSTRUMENTS**	$4,588	$ —	$ —	$4,588
*	Includes $116,422,416 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.
**	Other financial instruments include foreign exchange contracts.

  Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Equity Securities	Investments in Warrants
Balance as of November 1, 2010	$0	$0
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Transfers in and/or out of level 3	0	0
Balance as of January 31, 2011	0	0
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2011.	$0	$0

  The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt
  8

  Federated Mid Cap Growth Strategies Fund

  Portfolio of Investments

  January 31, 2011 (unaudited)

Shares or Principle Amount			Value
		COMMON STOCKS – 99.1%
		Consumer Discretionary – 19.0%
57,800	[1]	Bed Bath & Beyond, Inc.	2,774,400
73,900		Coach, Inc.	3,997,251
103,300	[1,2]	Country Style Cooking Restaurant Chain Co., Ltd, ADR	2,417,220
83,200		D. R. Horton, Inc.	1,030,848
40,800	[1]	Deckers Outdoor Corp.	2,994,312
88,400	[1]	Dick's Sporting Goods, Inc.	3,190,356
47,808	[1,2]	E-Commerce China Dangdang, Inc., ADR	1,352,966
99,900		Expedia, Inc.	2,513,484
34,000	[1]	Fossil, Inc.	2,415,700
1,577,766	[1]	Genting Singapore PLC	2,491,274
51,200	[1]	Hyatt Hotels Corp., Class A	2,487,808
10,842		Hyundai Motor Co.	1,730,775
1,107,400	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	8,593,424
7,900	[1,2]	NetFlix, Inc.	1,691,232
45,400	[1]	O'Reilly Automotive, Inc.	2,580,082
523,758		PDG Realty SA	2,896,937
28,100	[1]	Panera Bread Co.	2,685,236
58,100		PetSmart, Inc.	2,337,944
7,800	[1]	Priceline.com, Inc.	3,342,456
60,300	[1]	TRW Automotive Holdings Corp.	3,597,498
61,500	[1]	Tempur-Pedic International, Inc.	2,683,860
62,600	[1]	Toll Brothers, Inc.	1,267,024
77,400		Tractor Supply Co.	3,971,394
1,520,142	[1]	Trinity Ltd.	1,376,515
72,600	[1]	Ulta Salon, Cosmetics & Fragrance, Inc.	2,689,104
		TOTAL	69,109,100
		Consumer Staples – 3.7%
58,500		Bunge Ltd.	3,982,095
108,081	[1,2]	China New Borun Corp., ADR	1,504,488
32,400		Estee Lauder Cos., Inc., Class A	2,608,200
52,600		Herbalife Ltd.	3,436,358
34,900		Mead Johnson Nutrition Co.	2,023,153
		TOTAL	13,554,294
		Energy – 10.9%
114,400	[1]	Complete Production Services, Inc.	3,196,336
40,300	[1]	FMC Technologies, Inc.	3,788,200
110,000	[1]	Forest Oil Corp.	4,268,000
87,000		Halliburton Co.	3,915,000
52,500		Massey Energy Co.	3,300,150
330,200		Paramount Resources Ltd.	10,179,532
41,900		Peabody Energy Corp.	2,657,298
133,400		Petrofac Ltd.	3,346,336
61,900	[1]	Transocean Ltd.	4,947,667
		TOTAL	39,598,519
  1

Shares or Principle Amount			Value
		Financials – 4.9%
34,500		Aflac, Inc.	1,986,510
98,600	[1]	CB Richard Ellis Services, Inc., Class A	2,187,934
92,400	[2]	Cohen & Steers, Inc.	2,615,844
202,100		Discover Financial Services	4,161,239
149,400	[1]	Genworth Financial, Inc., Class A	2,027,358
212,200	[2]	Janus Capital Group, Inc.	2,739,502
90,500		SEI Investments Co.	2,095,075
		TOTAL	17,813,462
		Health Care – 10.1%
72,800	[1]	Agilent Technologies, Inc.	3,045,224
17,100	[1]	Alexion Pharmaceuticals, Inc.	1,433,322
56,700		Allergan, Inc.	4,003,587
88,500		AmerisourceBergen Corp.	3,173,610
127,100	[1]	Arthrocare Corp.	3,557,529
49,900	[1]	BioMarin Pharmaceutical, Inc.	1,268,458
31,200	[1]	Hospira, Inc.	1,723,176
82,700	[1]	Humana, Inc.	4,794,119
22,500	[1]	Illumina, Inc.	1,560,150
93,300	[1]	Mylan Laboratories, Inc.	2,160,828
216,000	[1]	Seattle Genetics, Inc.	3,540,240
38,600	[1]	Vertex Pharmaceuticals, Inc.	1,501,154
145,400	[1]	Warner Chilcott PLC	3,488,146
18,300	[1]	Waters Corp.	1,397,937
		TOTAL	36,647,480
		Industrials – 14.8%
103,500		Applied Industrial Technologies, Inc.	3,276,810
71,100		Crane Co.	3,157,551
31,000		Cummins, Inc.	3,282,280
23,700		Deere & Co.	2,154,330
34,800	[1]	Esterline Technologies Corp.	2,477,064
39,000		Gardner Denver, Inc.	2,813,460
62,100	[1]	Genesee & Wyoming, Inc., Class A	3,213,675
52,700		Graco, Inc.	2,238,696
56,000		Joy Global, Inc.	4,882,080
31,200		Lindsay Manufacturing Co.	2,030,496
35,400		Parker-Hannifin Corp.	3,165,114
47,500		Rockwell Automation, Inc.	3,847,975
15,310		Samsung Engineering Co. Ltd.	2,689,798
55,500		Snap-On, Inc.	3,142,965
72,900		THK Co. Ltd.	1,897,105
73,400		Timken Co.	3,451,268
53,800	[2]	Toro Co.	3,272,116
142,600		UTI Worldwide, Inc.	3,122,940
		TOTAL	54,115,723
		Information Technology – 23.2%
33,112	[1]	Acme Packet, Inc.	1,780,763
90,500		Altera Corp.	3,400,085
62,300		Analog Devices, Inc.	2,419,109
116,000	[1]	Atmel Corp.	1,570,640
  2

Shares or Principle Amount			Value
70,100	[1]	BMC Software, Inc.	3,343,770
44,300	[1]	Baidu.com, Inc., ADR	4,812,309
82,000		Broadcom Corp.	3,697,380
36,100	[1]	Citrix Systems, Inc.	2,280,798
56,700	[1]	Cognizant Technology Solutions Corp.	4,136,265
36,400	[1]	Dolby Laboratories, Class A	2,173,080
14,600	[1]	F5 Networks, Inc.	1,582,348
42,700	[1]	InterDigital, Inc.	2,056,005
58,700	[1]	Intuit, Inc.	2,754,791
213,200	[1]	Lawson Software, Inc.	2,004,080
2,948,000		Lenovo Group Ltd.	1,709,062
70,800	[1,2]	Longtop Financial Technologies Ltd., ADR	2,329,320
68,800	[1]	MICROS Systems Corp.	3,146,912
118,309	[1,3,4]	Mail.ru Group Ltd., GDR	4,211,800
140,200	[1]	Marvell Technology Group Ltd.	2,665,202
84,200	[1]	NetApp, Inc.	4,608,266
67,700	[1]	Omnivision Technologies, Inc.	1,748,691
70,700	[1]	Red Hat, Inc.	2,921,324
63,900	[1,2]	SINA.com	5,447,475
18,100	[1]	Salesforce.com, Inc.	2,337,434
108,100	[1]	Skyworks Solutions, Inc.	3,434,337
54,200	[1,2]	Sohu.com, Inc.	4,204,836
91,500	[1,2]	Verifone Systems, Inc.	3,654,510
82,400	[2]	Xilinx, Inc.	2,653,280
51,141	[1,2]	Youku.com Inc., ADR	1,515,308
		TOTAL	84,599,180
		Materials – 11.2%
94,300		Albemarle Corp.	5,295,888
31,100		CF Industries Holdings, Inc.	4,199,744
50,500	[1]	Intrepid Potash, Inc.	1,825,070
114,487		LyondellBasell Industries NV, Class A	4,114,663
2,833,429	[1]	Mongolian Mining Corp.	3,801,333
166,400		Nalco Holding Co.	5,068,544
636,400	[1,2]	North American Palladium Ltd.	4,162,056
122,721	[1]	Solutia, Inc.	2,874,126
323,100	[1,2]	Stillwater Mining Co.	7,004,808
74,400	[2]	Vale SA, ADR	2,591,352
		TOTAL	40,937,584
		Telecommunication Services – 1.3%
214,776	[1]	MetroPCS Communications, Inc.	2,777,054
420,300	[1]	Sprint Nextel Corp.	1,899,756
		TOTAL	4,676,810
		TOTAL COMMON STOCKS (IDENTIFIED COST $297,167,313)	361,052,152
		MUTUAL FUND – 0.4%
1,573,422	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	1,573,422
  3

Shares or Principle Amount			Value
		Repurchase Agreement – 8.0%
$29,225,000	[7]	Interest in $5,420,00,000 joint repurchase agreement 0.23%, dated 1/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,420,034,628 on 2/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,528,435,321 (purchased with proceeds from securities lending collateral). (AT COST)	29,225,000
		TOTAL INVESTMENTS — 107.5% (IDENTIFIED COST $327,965,735)[8]	391,850,574
		OTHER ASSETS AND LIABILITIES - NET — (7.5)%[9]	(27,372,771)
		TOTAL NET ASSETS — 100%	$364,477,803

  At January 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
2/2/2011	113,522 Canadian Dollar	$113,567	$199
2/2/2011	23,500 Pound Sterling	$37,572	$(72)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$127

  Net Unrealized Appreciation on the Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$28,943,214	$29,225,000
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, this restricted security amounted to $4,211,800, which represented 1.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, this liquid restricted security amounted to $4,211,800, which represented 1.2% of total net assets.
5	Affiliated company.
6	7-Day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8	At January 31, 2011, the cost of investments for federal tax purposes was $327,965,735. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $63,884,839. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $66,934,469 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,049,630.
9	Assets, other than investments in securities, less liabilities.

  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

  4

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  5

  The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$279,717,589	$ —	$ —	$279,717,589
International	81,334,563[1]	—	—	81,334,563
Mutual Fund	1,573,422	—	—	1,573,422
Repurchase Agreement	—	29,225,000	—	29,225,000
TOTAL SECURITIES	$362,625,574	$29,225,000	$ —	$391,850,574
OTHER FINANCIAL INSTRUMENTS*	$127	$ —	$ —	$127
*	Other financial instruments include foreign exchange contracts.
1	Includes $10,111,178 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity.

  The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
  6

  Federated Market Opportunity Fund

  Portfolio of Investments

  January 31, 2011 (unaudited)

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
		COMMON STOCKS – 49.7%
		Biotechnology – 2.0%
110,000	[1]	Actelion Ltd.	$5,948,623
290,000	[1]	Gilead Sciences, Inc.	11,130,200
		TOTAL	17,078,823
		Capital Markets – 1.1%
75,000		Franklin Resources, Inc.	9,048,750
		Chemicals – 2.3%
183,000		Albemarle Corp.	10,277,280
1,380,000		Asahi Kasei Corp.	9,415,205
		TOTAL	19,692,485
		Commercial Services & Supplies – 0.5%
90,000		Secom Co. Ltd.	4,243,421
		Diversified Telecommunication Services – 1.8%
270,000		AT&T, Inc.	7,430,400
2,900,000		Telstra Corp. Ltd.	8,092,002
		TOTAL	15,522,402
		Electrical Equipment – 1.0%
125,000		Regal Beloit Corp.	8,342,500
		Electronic Equipment Instruments & Components – 3.5%
35,000	[1]	Apple, Inc.	11,876,200
114,000	[1]	Itron, Inc.	6,614,280
27,000		Keyence Corp.	7,164,474
250,000		Mitsumi Electric Co. Ltd.	4,130,117
		TOTAL	29,785,071
		Energy Equipment & Services – 4.4%
165,000		ENSCO PLC, ADR	8,966,100
80,000		Helmerich & Payne, Inc.	4,698,400
320,000	[1]	Nabors Industries Ltd.	7,808,000
185,000		Noble Corp.	7,076,250
180,000	[1]	Unit Corp.	9,216,000
		TOTAL	37,764,750
		Food & Staples Retailing – 2.6%
128,000	[1]	BJ's Wholesale Club, Inc.	5,624,320
360,000		CVS Caremark Corp.	12,312,000
650,000		Tesco PLC	4,192,910
		TOTAL	22,129,230
		Food Products – 0.8%
160,000		McCormick & Co., Inc.	7,072,000
		Health Care Equipment & Supplies – 2.3%
149,000		Baxter International, Inc.	7,225,010
148,000		Becton, Dickinson & Co.	12,276,600
		TOTAL	19,501,610
		Health Care Providers & Services – 2.9%
188,000	[1]	Medco Health Solutions, Inc.	11,471,760
  1

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
235,000		Quest Diagnostics, Inc.	13,383,250
		TOTAL	24,855,010
		Internet Software & Services – 0.6%
9,000	[1]	Google Inc.	5,403,240
		IT Services – 3.2%
213,000		Accenture PLC	10,963,110
300,000	[1]	Booz Allen Hamilton Holding Corp.	5,598,000
149,000		Computer Sciences Corp.	7,940,210
105,901	[1]	SRA International, Inc.	2,825,439
		TOTAL	27,326,759
		Leisure Equipment & Products – 1.3%
194,000		Sankyo Co. Ltd.	10,765,960
		Life Sciences Tools & Services – 1.2%
340,000		Pharmaceutical Product Development, Inc.	9,907,600
		Machinery – 0.5%
33,000		Flowserve Corp.	4,124,670
		Metals & Mining – 0.9%
450,000	[1]	Centamin Eqypt Ltd.	1,011,135
140,000	[1]	East Asia Minerals Corp.	897,588
150,000	[1]	Fortuna Silver Mines, Inc.	596,195
240,000	[1]	Lake Shore Gold Corp.	886,803
350,000	[1]	Minera Andes, Inc.	877,316
80,000	[1]	Osisko Mining Corp.	1,063,364
250,000	[1]	Perseus Mining Ltd.	710,043
22,000		Royal Gold, Inc.	1,020,800
80,000		Yamana Gold, Inc.	904,000
		TOTAL	7,967,244
		Multiline Retail – 2.2%
270,000	[1]	Big Lots, Inc.	8,583,300
245,000		Family Dollar Stores, Inc.	10,407,600
		TOTAL	18,990,900
		Multi-Utilities – 1.3%
200,000		CMS Energy Corp.	3,900,000
760,000		National Grid PLC	6,726,148
		TOTAL	10,626,148
		Oil Gas & Consumable Fuels – 3.1%
85,000		Chevron Corp.	8,069,050
100,000		Total SA	5,848,325
485,000		Valero Energy Corp.	12,299,600
		TOTAL	26,216,975
		Pharmaceuticals – 2.0%
155,000		AstraZeneca PLC	7,524,308
180,000		Teva Pharmaceutical Industries Ltd., ADR	9,837,000
		TOTAL	17,361,308
		Road & Rail – 1.4%
125,000		Union Pacific Corp.	11,828,750
		Semiconductors & Semiconductor Equipment – 1.4%
350,000		Applied Materials, Inc.	5,491,500
  2

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
7,000		Samsung Electronics Co. Ltd.	6,124,142
		TOTAL	11,615,642
		Software – 1.3%
390,000		Microsoft Corp.	10,812,750
		Specialty Retail – 3.0%
450,000		American Eagle Outfitters, Inc.	6,507,000
700,000		Chicos Fas, Inc.	7,644,000
240,000		TJX Cos., Inc.	11,373,600
		TOTAL	25,524,600
		Wireless Telecommunication Services – 1.1%
5,000		NTT DoCoMo, Inc.	8,924,220
		TOTAL COMMON STOCKS (IDENTIFIED COST $379,354,955)	422,432,818
		U.S. TREASURY – 9.4%
$80,000,000	2,[3]	United States Treasury Bill, 0.14%, 2/17/2011 (IDENTIFIED COST $79,994,880)	79,995,112
		INVESTMENT FUND – 7.5%
603,225		GML Agricultural Commodity Finance Fund LLC (IDENTIFIED COST $60,322,489)	64,017,905
		EXCHANGE-TRADED FUND – 4.3%
1,050,000	[1]	PowerShares DB Agriculture Fund (IDENTIFIED COST $28,251,187)	36,004,500
		BULLION – 3.4%
21,606		Gold (IDENTIFIED COST $29,561,751)	28,753,675
		PURCHASED PUT OPTIONS/SHORT EXPOSURE – 0.4%
		Diversified Financial Services – 0.4%
17,000	[1]	iShares Russell 2000 Index Fund, Strike Price $72, Expiration Date 4/16/2011	2,873,000
4,000	[1]	SPDR S&P Retail ETF, Strike Price $46, Expiration Date 3/19/2011	510,000
		TOTAL	3,383,000
		TOTAL PURCHASED PUT OPTIONS/SHORT EXPOSURE (IDENTIFIED COST $5,213,640)	3,383,000
		MUTUAL FUNDS – 23.6%
2,090,000		Central Fund of Canada Ltd.	39,584,600
160,505,960	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	160,505,960
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $184,306,639)	200,090,560
		TOTAL INVESTMENTS — 98.3% (IDENTIFIED COST $767,005,541)[6]	834,677,570
		OTHER ASSETS AND LIABILITIES - NET — 1.7%[7]	14,805,265
		TOTAL NET ASSETS — 100%	$849,482,835

  At January 31, 2011, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Short Futures	600	$192,360,000	March 2011	$(7,073,436)

  3

  At January 31, 2011, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/2/2011	90,360,000MXN	$7,189,402	$7,448,685	$259,283
2/2/2011	87,440,000MXN	$7,018,783	$7,207,979	$189,196
2/10/2011	8,698,488CHF	$8,850,000	$9,215,411	$365,411
2/10/2011	20,200,000CHF	$20,347,724	$21,400,421	$1,052,697
2/10/2011	4,450,000CHF	$4,688,652	$4,714,449	$25,797
2/23/2011	7,300,000GBP	$11,270,470	$11,691,604	$421,134
2/23/2011	9,300,000GBP	$14,603,790	$14,894,784	$290,994
3/23/2011	6,357,150,000KRW	$5,540,000	$5,650,578	$110,578
3/24/2011	2,600,000AUD	$2,608,970	$2,574,271	$(34,699)
3/28/2011	181,664,864JPY	$2,216,777	$2,214,192	$(2,585)
4/11/2011	11,836,500PEN	$4,143,707	$4,265,867	$122,160
Contracts Sold:
2/2/2011	177,800,000MXN	$14,216,607	$14,656,665	$(440,058)
2/10/2011	40,575,850CHF	$42,046,642	$42,987,143	$(940,501)
2/23/2011	17,260,000GBP	$27,537,640	$27,643,437	$(105,797)
2/23/2011	9,300,000GBP	$14,787,326	$14,894,784	$(107,458)
3/23/2011	6,357,150,000KRW	$5,160,024	$5,650,578	$(490,554)
3/24/2011	10,850,000AUD	$10,643,850	$10,742,632	$(98,782)
3/28/2011	2,940,480,000JPY	$35,427,470	$35,839,544	$(412,074)
3/28/2011	1,484,475,000JPY	$17,869,094	$18,093,272	$(224,178)
4/11/2011	11,836,500PEN	$4,164,116	$4,265,867	$(101,751)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(121,187)

  Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated company.
5	7-Day net yield.
6	At January 31, 2011, the cost of investments for federal tax purposes was $766,998,192. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and futures contracts was $67,679,378. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,099,058 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,419,680.
7	Assets, other than investments in securities, less liabilities.

  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  4

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  5

  The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$292,699,169	$ —	$ —	$292,699,169
International	129,733,649	—	—	129,733,649
Debt Securities:
U.S. Treasury	—	79,995,112	—	79,995,112
Investment Fund	64,017,905	—	—	64,017,905
Exchange-Traded Fund	36,004,500	—	—	36,004,500
Bullion	28,753,675	—	—	28,753,675
Purchased Put Options/Short Exposure	3,383,000	—	—	3,383,000
Mutual Funds	200,090,560	—	—	200,090,560
TOTAL SECURITIES/BULLION	$754,682,458	$79,995,112	$ —	$834,677,570
OTHER FINANCIAL INSTRUMENTS*	$(7,073,436)	$(121,187)	$ —	$(7,194,623)
*	Other financial instruments include futures contracts and foreign exchange contracts.

  The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHF	— Swiss Franc
ETF	— Exchange Traded Fund
GBP	— Great Britain Pound
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Pesos
PEN	— Peruvian Nuevo
SPDR	— Standard & Poor's Depository Receipts

  6

  Federated Strategic Value Dividend Fund

  Portfolio of Investments

  January 31, 2011 (unaudited)

Shares		Value
	COMMON STOCKS – 97.4%
	Consumer Discretionary – 1.8%
564,625	McDonald's Corp.	41,595,924
	Consumer Staples – 22.1%
1,652,085	Altria Group, Inc.	38,840,519
517,500	Clorox Co.	32,545,575
1,363,000	ConAgra Foods, Inc.	30,435,790
860,070	H.J. Heinz Co.	40,853,325
902,000	Kellogg Co.	45,370,600
1,086,725	Kimberly-Clark Corp.	70,343,709
624,400	Lorillard, Inc.	46,979,856
723,485	Philip Morris International, Inc.	41,412,281
362,770	Procter & Gamble Co.	22,901,670
1,335,862	Reynolds American, Inc.	42,493,770
631,975	The Coca-Cola Co.	39,719,629
2,128,802	Unilever PLC	61,926,008
	TOTAL	513,822,732
	Energy – 11.3%
610,880	Chevron Corp.	57,990,839
794,555	ConocoPhillips	56,778,900
2,607,425	Royal Dutch Shell PLC, Class B	90,676,264
961,840	Total S.A.	56,251,534
	TOTAL	261,697,537
	Financials – 10.3%
951,000	Cincinnati Financial Corp.	30,470,040
565,000	CommonWealth REIT	15,068,550
416,300	HCP, Inc.	15,440,567
866,500	Health Care REIT, Inc.	42,527,820
278,400	Mercury General Corp.	11,818,080
847,200	National Retail Properties, Inc.	21,052,920
2,513,200	New York Community Bancorp, Inc.	46,041,824
947,000	Omega Healthcare Investors	21,099,160
326,200	Realty Income Corp.	11,403,952
1,032,700	Senior Housing Properties Trust	23,153,134
	TOTAL	238,076,047
	Health Care – 16.8%
1,219,000	Abbott Laboratories	55,050,040
1,260,000	AstraZeneca PLC	61,165,538
3,026,815	Bristol-Myers Squibb Co.	76,215,202
1,746,815	Eli Lilly & Co.	60,736,758
4,020,473	GlaxoSmithKline PLC	72,677,618
1,055,315	Johnson & Johnson	63,076,177
	TOTAL	388,921,333
	Telecommunication Services – 19.4%
2,695,145	AT&T, Inc.	74,170,390
1,540,910	BCE, Inc.	55,967,341
1,449,030	CenturyLink, Inc.	62,656,057
2,612,198	Telefonica SA	65,610,740
2,287,955	Verizon Communications, Inc.	81,496,957
  1

Shares			Value
24,611,874		Vodafone Group PLC	69,130,934
3,311,785		Windstream Corp.	42,423,966
		TOTAL	451,456,385
		Utilities – 15.7%
1,842,000		CenterPoint Energy, Inc.	29,748,300
521,500		Consolidated Edison Co.	26,028,065
466,895		Dominion Resources, Inc.	20,328,608
3,753,900		Duke Energy Corp.	67,119,732
6,801,000		National Grid PLC	60,190,372
1,625,000		PPL Corp.	41,908,750
1,164,675		Progress Energy, Inc.	52,317,201
320,040		SCANA Corp.	13,528,091
1,404,928		Southern Co.	52,853,391
		TOTAL	364,022,510
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,097,963,941)	2,259,592,468
		MUTUAL FUND – 1.7%
38,854,631	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	38,854,631
		TOTAL INVESTMENTS — 99.1% (IDENTIFIED COST $2,136,818,572)[3]	2,298,447,099
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[4]	21,507,150
		TOTAL NET ASSETS — 100%	$2,319,954,249

  At January 31, 2011, the Fund had the following outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/28/2011	31,600,000 Canadian Dollar	$31,505,169	$34,916
2/28/2011	30,800,000 Euro Currency	$40,814,435	$1,341,094
2/28/2011	78,200,000 Pound Sterling	$121,689,992	$3,550,751
Contracts Sold:
2/28/2011	31,600,000 Canadian Dollar	$30,863,896	$(676,189)
2/28/2011	30,800,000 Euro Currency	$41,938,204	$(217,325)
2/28/2011	78,200,000 Pound Sterling	$125,371,022	$130,279
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$4,163,526

  Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Affiliated company.
2	7-Day net yield.
3	At January 31, 2011, the cost of investments for federal tax purposes was $2,136,818,572. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $161,628,527. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $186,464,974 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,836,447.
4	Assets, other than investments in securities, less liabilities.

  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

  2

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  3

  The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$1,731,606,859	$ —	$ —	$1,731,606,859
International	527,985,609	—	—	527,985,609
Mutual Fund	38,854,631	—	—	38,854,631
TOTAL SECURITIES	$2,298,447,099	$ —	$ —	$2,298,447,099
OTHER FINANCIAL INSTRUMENTS*	$ —	$4,163,526	$ —	$4,163,526
*	Other financial instruments include foreign exchange contracts.

  The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust
  4

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  Registrant                                Federated Equity Funds

  By                      /S/ Richard A. Novak_

  Richard A. Novak
  Principal Financial Officer

  Date                      March 23, 2011

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

  By                      /S/ J. Christopher Donahue

  J. Christopher Donahue
  Principal Executive Officer

  Date                      March 23, 2011

  By                      /S/ Richard A. Novak

  Richard A. Novak
  Principal Financial Officer

  Date                      March 23, 2011